Fair Value Measurements - Schedule of Digital Currency Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Digital assets	$ 316,323	$ 234,298
Bitcoin (BTC)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	307,172	224,843
Ethereum (ETH)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	6,474	4,665
Polygon (MATIC)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	1,586	1,085
Siacoin (SC)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	765	803
Dai (DAI)
Indefinite-lived Intangible Assets [Line Items]
Digital assets	8	1,353
Other
Indefinite-lived Intangible Assets [Line Items]
Digital assets	$ 318	$ 1,549